INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
INTANGIBLE ASSETS
Schedule of changes in the net carrying amount of intangible assets

			Customer	Broadcasting
			relationships,	licences,
			naming	trademarks	Projects
	Spectrum		rights and	and sport	under
	licences	Software	other	franchises	development	Total

Cost

Balance as of December 31, 2016	$1,006.9	$811.0	$121.1	$120.1	$25.1	$2,084.2
Additions	—	77.7	2.4	—	61.8	141.9
Net change in additions financed with accounts payable	—	13.9	—	—	12.3	26.2
Reclassification	—	32.1	—	—	(32.1)	—
Retirement, disposals and other (note 6)	(283.4)	(7.6)	(2.8)	—	(2.3)	(296.1)
Balance as of December 31, 2017	723.5	927.1	120.7	120.1	64.8	1,956.2
Additions	—	100.9	2.6	—	93.9	197.4
Net change in additions financed with accounts payable	—	(3.5)	—	—	68.1	64.6
Reclassification to assets held for sale	—	—	(5.1)	—	—	(5.1)
Reclassification	—	50.4	—	—	(50.4)	—
Retirement, disposals and other	—	(7.2)	1.2	(8.0)	(9.6)	(23.6)
Balance as of December 31, 2018	$723.5	$1,067.7	$119.4	$112.1	$166.8	$2,189.5

			Customer	Broadcasting
			relationships,	licences,
			naming	trademarks	Projects
	Spectrum		rights and	and sport	under
	licences	Software	other	franchises	development	Total

Accumulated amortization and impairment losses

Balance as of December 31, 2016	$247.7	$461.8	$48.1	$102.6	$—	$860.2
Amortization	—	93.0	10.8	—	—	103.8
Impairment losses (note 7)	—	1.4	4.4	8.0	—	13.8
Retirement, disposals and other	—	(2.9)	(1.8)	—	—	(4.7)
Balance as of December 31, 2017	247.7	553.3	61.5	110.6	—	973.1
Amortization	—	96.5	9.0	—	—	105.5
Reclassification to assets held for sale	—	—	(3.5)	—	—	(3.5)
Retirement, disposals and other	—	(9.9)	(3.0)	(8.0)	—	(20.9)
Balance as of December 31, 2018	$247.7	$639.9	$64.0	$102.6	$—	$1,054.2

Net carrying amount
As of December 31, 2017	$475.8	$373.8	$59.2	$9.5	$64.8	$983.1
As of December 31, 2018	$475.8	$427.8	$55.4	$9.5	$166.8	$1,135.3